Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2024 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 80,938	$ 11,088
Between 1 and 2 years	62,296	8,535
Between 2 and 3 years	52,970	7,257
Between 3 and 4 years	45,190	6,191
Between 4 and 5 years	¥ 29,694	$ 4,068